TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
5.	TRADE AND OTHER RECEIVABLES

	December 31, 2018	December 31, 2017
Trade receivables	$2,939	$7,679
Value added tax receivable	5,473	4,998
Other	475	2,103
	$8,887	$14,780